Accrued Expenses and Other Current Liabilities	12 Months Ended
May 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	As of May 31,
	2020	2021
	US$	US$
Accrued payroll	331,172	458,858
Refund liability (a)	94,006	164,353
Payable for purchase of property and equipment	65,335	79,132
Amounts reimbursable to employees (b)	12,674	24,983
Accrued advertising fees	20,231	23,607
VAT payable	2,881	17,358
Rent payable	13,857	17,980
Refundable deposits (c)	14,819	16,263
Refundable fees received from students (d)	15,955	12,999
Welfare payable	12,612	12,593
Other taxes payable	1,785	8,779
Accrued professional service fees	6,199	8,278
Royalty fees payable (e)	6,696	7,967
Payable for investments and acquisitions	3,917	6,536
Others (f)	32,480	48,545

Total	634,619	908,231

(a)	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
(b)	Amounts reimbursable to employees include travelling and the business related expenses.
(c)	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
(d)
Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fees received from students which will be paid out on their behalf; and (2) tuition fees refundable to students for classes withdrawn.

(e)	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
(f)	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.